General (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General (Details) [Line Items]
Cash equivalents, short-term deposits and long-term deposits			$ 66,596
Net loss			(36,869)	$ (6,905)	$ 5,917
Cash flows from operating activities			(21,596)	(17,358)	$ (16,678)
Accumulated deficit			$ (132,286)	$ (93,303)
Description of reverse share split		the Company’s Board of Directors resolved to consolidate the Company’s share capital by applying a reverse share split at a ratio of 1.046:1 (the “Reverse Split Ratio”) and to cancel the shares’ par value such that every 1.046 Ordinary shares of NIS 0.8 par value, were substituted by 1 Ordinary share with no par value (the “Split”). The Split was applied in the same proportion and manner to all of the Company’s authorized, issued and outstanding securities, including preferred shares, options and warrants.
Aggregate net proceeds	$ 62,757
Initial Public Offering [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)	4,312,500
Over-Allotment Option [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)	562,500